Document and Entity Information	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Incorporation, State or Country Code	DE
Entity File Number	811-23013
Entity Tax Identification Number	87-3198003
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Goldman Sachs ActiveBeta ® Paris-Aligned Climate U.S. Large Cap Equity ETF
Trading Symbol	GPAL
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001479026